DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Suppliers	$ 2,665,409	$ 5,276,710
UT Suppliers	76,861	149,586
Customers (credit balances)	17,638	8,392
Related companies	43,688	165,552
Total	2,803,596	5,600,240
Non-current [Abstract]
Suppliers	0	0
UT Suppliers	0	0
Customers (credit balances)	0	0
Related parties	0	0
Total	$ 0	$ 0